Cash and cash equivalents - Schedule of Cash and Cash Equivalents (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash on hand	€ 1,667	€ 2,465
Bank balances	218,454	216,665
Total cash and cash equivalents	€ 220,121	€ 219,130	€ 296,279	€ 254,321